UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number(s) 811-22845

Babson Capital Funds Trust

(Exact Name of Registrant as Specified in Charter)

550 South Tryon Street

Suite 3300

Charlotte, NC 28202

(Address of Principal Executive Offices)

Registrant’s telephone number, including area code: (704) 805-7200

Janice M. Bishop

Secretary and Chief Legal Officer

c/o Babson Capital Management LLC

Independence Wharf

470 Atlantic Avenue, Boston MA 02210

(Name and Address of Agent for Service)

Date of fiscal year end: June 30

Date of reporting period: July 1, 2014 – June 30, 2015

Item 1.	Proxy Voting Record.

There was no proxy voting activity for Babson Global Floating Rate Fund or Babson Global Credit Income Opportunities Fund (collectively, the “Funds”), each a series of the Registrant, for the period from July 1, 2014 through June 30, 2015, as the Funds did not hold any securities with respect to which they were entitled to vote during that period. No other series of the Registrant was in operation as of June 30, 2015.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Babson Capital Funds Trust

By (Signature and Title)	/s/ Anthony J. Sciacca
Anthony J. Sciacca
President (Principal Executive Officer)

Date	August 19, 2015